Fair Value of Financial Instruments	3 Months Ended
Mar. 31, 2023
Fair Value of Financial Instruments [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS

NOTE 10 — FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company does not have assets or liabilities that are measured at fair value on a recurring basis as earn out shares, public warrants, and private placement warrants are equity classified. The Company measured the contingent consideration as of December 31, 2022 using level 3 inputs and valued the contingent consideration at $1,299,000.